LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

10.LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Land use rights	20,959	20,959	3,364
Less: accumulated amortization	(2,138)	(2,703)	(434)

Land use rights, net	18,821	18,256	2,930

As of December 31, 2011 and 2012, short-term loans amounting to RMB158,590 and RMB76,450 (US$12,271) were secured by the pledge of land use rights of the Group with an aggregate net carrying value of RMB5,663 and RMB5,520 (US$886), respectively.

Amortization expense related to land use rights was RMB183, RMB255 and RMB565 (US$91) for the years ended December 31, 2010, 2011 and 2012, respectively, and was recorded in general and administrative expenses in the consolidated statements of comprehensive income (loss). For each of the five succeeding years starting from January 1, 2013, the annual amortization expense of the land use rights is estimated to be RMB565 (US$91).